UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011



[LOGO OF USAA]
    USAA(R)




                                        [GRAPHIC OF USAA BALANCED STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA BALANCED STRATEGY FUND
       NOVEMBER 30, 2011

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY
TO CONTINUE FOR SOME TIME."                        [PHOTO OF DANIEL S. McNAMARA]

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DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

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

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Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist." Stocks and riskier asset classes were volatile, trending steadily downward until October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                            1

MANAGERS' COMMENTARY                                                      2

INVESTMENT OVERVIEW                                                       7

SHAREHOLDER VOTING RESULTS                                               12

FINANCIAL INFORMATION

  Portfolio of Investments                                               13

  Notes to Portfolio of Investments                                      33

  Financial Statements                                                   37

  Notes to Financial Statements                                          40

EXPENSE EXAMPLE                                                          58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA BALANCED STRATEGY FUND (THE FUND) IS AN ASSET ALLOCATION FUND WITH AN INVESTMENT OBJECTIVE TO SEEK HIGH TOTAL RETURN, WITH REDUCED RISK OVER TIME, THROUGH AN ASSET ALLOCATION STRATEGY THAT SEEKS A COMBINATION OF LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME.

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TYPES OF INVESTMENTS

Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other. The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund's volatility over time, including an equity hedging strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company                      QS Investors, LLC*

    ARNOLD J. ESPE, CFA                                      ROBERT WANG
    Bonds and Money Market Instruments                       RUSSELL SHTERN, CFA

    JOHN P. TOOHEY, CFA
    WASIF A. LATIF
    Stocks
    Option-based Risk Management Strategy

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o   HOW DID THE USAA BALANCED STRATEGY FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    For the six-month period ended November 30, 2011, the Fund had a total return of -8.34%. This compares to returns of -5.41% for the Lipper Mixed-Asset Target Allocation Moderate Funds Index and -6.25% for the S&P 500 Index.

    USAA Investment Management Company serves as the Fund's overall adviser and manages certain portions of the Fund, including the U.S. bond portion. QS Investors (QS) manages the U.S. stock portion of the Fund.

o   HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT OF THE PAST SIX MONTHS?

    The global financial markets were roiled by a host of adverse news events during the semiannual period, which boosted Treasury prices

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

    * Effective December 7, 2011, QS Investors, LLC no longer is a co-manager of the Fund and was replaced by USAA Investment Management Company.

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2  | USAA BALANCED STRATEGY FUND

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    but weighed heavily on global equities. Investors steadily lost confidence throughout the summer, as the U.S. debt ceiling debate was accompanied by a worsening of the European sovereign debt crisis and weak economic data from around the world. These issues created the perception of open-ended risk to the global economy and financial markets, prompting investors to seek shelter in investments that were perceived to be of the highest quality. The markets regained some lost ground in October, thanks to better-than-expected economic data in the United States and signs that European policymakers were coming to grips with the need for coordinated action to address the region's crisis.

    Despite this late recovery, U.S. equities -- as gauged by the S&P 500 Index -- finished with a return of -6.25%. While negative, this return surpassed the return of the small-cap Russell(R) 2000 Index at -12.43%, the return of the developed-market MSCI EAFE Index at -16.56%, and the return of the MSCI Emerging Markets Index at -19.40%. The domestic bond market finished the period with a positive return, rising 3.54% as measured by the Barclays U.S. Aggregate Bond Index, but this obscures the substantial outperformance of U.S. Treasuries relative to other segments of the bond market.

o   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PAST HALF-YEAR?

    The Fund's bond and equity portfolios both underperformed. Our overall asset allocation slightly detracted from performance, while the impact of our hedging strategy was neutral.

o   PLEASE DISCUSS THE PERFORMANCE OF THE FUND'S BOND ALLOCATION.

    The fixed-income portion of the Fund returned -4.87% during the semiannual period, well below the 1.28% average return for the funds

    As interest rates rise, existing bond prices fall.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    in the Lipper Intermediate Investment Grade Debt Funds category. We held overweight positions in commercial mortgage-backed securities (CMBS) and higher-yielding investment grade corporate bonds, particularly those issued by companies in the financial sector. At the same time, we were underweight in Treasuries and residential mortgage-backed securities -- two areas where we believe values are very unattractive.

    Despite our recent underperformance, we remain confident in our positioning based on the fundamental strength of the individual bonds we hold in the portfolio, combined with an above-average portfolio yield. We only invest in securities that our research shows to have a low probability of default, which means that our portfolio's yield advantage should more than compensate us for the underlying risks. Further, the average duration (or interest-rate sensitivity) of our holdings is significantly less than that of our peer group, which means that our portfolio is much less susceptible to rising interest rates. Given that Treasury yields stood near record lows at the close of the period, we believe this is an important consideration for investors.

    We maintain a long-term focus and an emphasis on ensuring that we are well-compensated for the risks we are taking. We prefer to take measured credit risk, which gives us the ability to absorb higher volatility and periodic short-term underperformance in our quest for superior longer-term results.

o   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE ON THE EQUITY SIDE?

    The Fund's equity portfolio, managed by QS Investors, produced a negative return and lagged the broader U.S. equity market.

    Past performance is no guarantee of future results. o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

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4  | USAA BALANCED STRATEGY FUND

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    The Fund's equity portfolio has remained fairly consistent, with a tilt toward U.S. large-cap stocks over small-cap stocks, an emphasis on domestic stocks versus the developed international markets, and an overweight position in the emerging markets. While the Fund's allocation to the emerging markets had a negative impact on performance, we retain a favorable view on the asset class, as we expect their economic growth to remain positive in the near term and superior to the developed markets over time.

o   WHAT WAS THE IMPACT OF THE FUND'S HEDGING STRATEGY?

    The Fund's hedging strategy -- which seeks to manage the risk of stock market volatility -- did not provide enough protection to offset the rapid decline in global equity markets. In addition, the costs of hedging rose dramatically during the market downturn of the third quarter. We continue to view our hedging strategy as a crucial component of our longer-term approach.

o   WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS?

    We hold a cautious view regarding the outlook for economic growth. While we do not expect a recession in the United States, growth remains at a level that leaves little room to withstand negative surprises from overseas. The global economy continues to face important structural challenges that defy quick solutions, which should lead to heightened volatility in the business cycle and financial markets. We anticipate an environment of slow global growth, with a probable recession in Europe, slow growth in the United States, and a modest expansion in the emerging markets.

    We believe this environment will favor higher-quality stocks, which provide a measure of ballast at a time of uncertainty; and some higher-yielding segments of the bond market, where rates are attractive relative to the ultra-low yields on Treasuries. We also favor emerging markets due to their attractive valuations and favorable growth prospects.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    While the past half-year was a difficult time for investors, we believe a long-term perspective is in order. Considering that the financial markets had produced over two years' worth of outstanding gains prior to the Fund's semiannual reporting period, we think a correction was not surprising. As active managers of the Fund, we believe this volatility may provide an opportunity to buy high-quality assets at discounted prices. It's at times like these, more than any other, when it pays to capitalize on depressed valuations rather than playing "duck and cover." We consider this steady approach, together with our emphasis on diversification, will help us both navigate the downturn and capitalize on opportunities if they become available.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

    Diversification does not guarantee a profit or prevent a loss.

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6  | USAA BALANCED STRATEGY FUND

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INVESTMENT OVERVIEW

USAA BALANCED STRATEGY FUND (Ticker Symbol: USBSX)

--------------------------------------------------------------------------------
                                         11/30/11                     5/31/11
--------------------------------------------------------------------------------
Net Assets                            $737.1 Million              $785.0 Million
Net Asset Value Per Share                 $12.91                      $14.29

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 to 11/30/11*              1 Year           5 Years          10 Years
        -8.34%                      2.04%             1.41%             3.43%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                             5 Years                          10 Years
  -1.25%                              1.32%                             3.33%

--------------------------------------------------------------------------------
                          EXPENSE RATIO** AS OF 5/31/11
--------------------------------------------------------------------------------
  Before Reimbursement  1.43%                        After Reimbursement  1.07%

               (includes acquired fund fees and expenses of .07%)

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.00% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2012. THE INFORMATION IN THE ABOVE FEE TABLE HAS BEEN RESTATED TO REFLECT THE CURRENT EXPENSE REIMBURSEMENT. BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS CAPITAL
                 U.S. AGGREGATE BOND    LIPPER BALANCED         RUSSELL 3000         USAA BALANCED
                       INDEX              FUNDS INDEX              INDEX             STRATEGY FUND
11/30/01            $10,000.00            $10,000.00            $10,000.00            $10,000.00
12/31/01              9,936.50             10,072.12             10,140.95             10,117.51
01/31/02             10,016.93              9,983.78             10,013.79             10,026.17
02/28/02             10,114.01              9,915.94              9,809.01              9,836.47
03/31/02              9,945.75             10,132.75             10,239.09             10,117.78
04/30/02             10,138.62              9,889.59              9,701.91              9,955.28
05/31/02             10,224.77              9,884.98              9,589.50             10,033.00
06/30/02             10,313.18              9,463.27              8,899.21              9,468.19
07/31/02             10,437.62              8,978.25              8,191.69              9,005.81
08/31/02             10,613.85              9,070.36              8,230.39              9,098.28
09/30/02             10,785.75              8,528.83              7,365.62              8,691.96
10/31/02             10,736.62              8,884.34              7,952.12              8,978.12
11/30/02             10,733.76              9,244.77              8,433.31              9,371.58
12/31/02             10,955.48              8,995.57              7,956.53              9,095.08
01/31/03             10,964.83              8,860.82              7,761.84              8,927.73
02/28/03             11,116.55              8,794.37              7,634.14              8,891.35
03/31/03             11,107.98              8,830.26              7,714.42              8,919.93
04/30/03             11,199.64              9,308.12              8,344.37              9,351.30
05/31/03             11,408.46              9,719.80              8,848.07              9,760.74
06/30/03             11,385.81              9,793.51              8,967.47              9,873.03
07/31/03             11,003.03              9,816.20              9,173.19              9,924.45
08/31/03             11,076.08              9,981.92              9,376.47             10,064.02
09/30/03             11,369.27              9,994.59              9,274.67             10,058.97
10/31/03             11,263.24             10,324.33              9,835.97             10,449.82
11/30/03             11,290.22             10,415.74              9,971.44             10,560.44
12/31/03             11,405.11             10,788.94             10,427.54             10,858.35
01/31/04             11,496.87             10,950.04             10,645.06             10,976.77
02/29/04             11,621.31             11,099.28             10,788.47             11,124.81
03/31/04             11,708.34             11,046.34             10,660.41             11,040.59
04/30/04             11,403.73             10,814.19             10,439.99             10,840.12
05/31/04             11,358.05             10,861.94             10,591.72             10,914.37
06/30/04             11,422.24             11,031.76             10,802.23             11,128.44
07/31/04             11,535.46             10,824.08             10,393.74             10,852.84
08/31/04             11,755.50             10,889.92             10,436.54             10,867.73
09/30/04             11,787.40             11,051.70             10,596.97             10,995.99
10/31/04             11,886.25             11,171.22             10,771.02             11,093.16
11/30/04             11,791.44             11,472.13             11,271.72             11,414.60
12/31/04             11,899.93             11,758.50             11,673.35             11,733.12
01/31/05             11,974.66             11,607.03             11,362.43             11,573.64
02/28/05             11,903.97             11,771.24             11,612.56             11,695.15
03/31/05             11,842.83             11,609.17             11,416.14             11,552.88
04/30/05             12,003.11             11,469.67             11,168.11             11,438.50
05/31/05             12,132.97             11,732.68             11,591.28             11,751.15
06/30/05             12,199.13             11,816.99             11,672.26             11,809.64
07/31/05             12,088.07             12,079.58             12,151.11             12,085.35
08/31/05             12,243.04             12,114.52             12,035.28             12,131.30
09/30/05             12,116.92             12,162.55             12,140.57             12,138.53
10/31/05             12,021.03             11,971.58             11,913.19             11,892.38
11/30/05             12,074.19             12,262.22             12,376.62             12,176.99
12/31/05             12,188.99             12,369.63             12,387.73             12,243.95
01/31/06             12,189.68             12,664.90             12,801.61             12,454.64
02/28/06             12,230.14             12,649.06             12,824.37             12,422.23
03/31/06             12,110.13             12,772.23             13,046.05             12,463.36
04/30/06             12,088.17             12,911.49             13,187.59             12,536.72
05/31/06             12,075.27             12,655.49             12,765.37             12,202.52
06/30/06             12,100.87             12,647.92             12,787.96             12,224.43
07/31/06             12,264.50             12,706.95             12,775.98             12,191.62
08/31/06             12,452.25             12,951.33             13,088.52             12,355.70
09/30/06             12,561.63             13,138.03             13,381.51             12,612.45
10/31/06             12,644.72             13,444.11             13,863.21             12,859.92
11/30/06             12,791.42             13,703.08             14,164.84             13,057.89
12/31/06             12,717.18             13,804.42             14,334.48             13,146.23
01/31/07             12,711.97             13,953.30             14,607.33             13,349.43
02/28/07             12,907.98             13,900.04             14,367.71             13,287.59
03/31/07             12,908.38             14,019.31             14,517.25             13,368.18
04/30/07             12,977.98             14,422.52             15,097.17             13,705.71
05/31/07             12,879.63             14,732.41             15,647.34             13,945.54
06/30/07             12,841.53             14,594.76             15,354.30             13,806.97
07/31/07             12,948.65             14,345.97             14,830.67             13,494.39
08/31/07             13,107.35             14,461.94             15,043.56             13,619.43
09/30/07             13,206.79             14,870.51             15,592.00             13,945.59
10/31/07             13,325.42             15,132.01             15,878.02             14,188.05
11/30/07             13,565.05             14,777.25             15,163.21             13,748.04
12/31/07             13,603.16             14,705.48             15,071.46             13,633.24
01/31/08             13,831.66             14,219.33             14,157.95             13,214.64
02/29/08             13,850.86             14,034.32             13,718.21             12,967.28
03/31/08             13,898.12             13,927.07             13,636.93             12,809.29
04/30/08             13,869.08             14,388.80             14,318.90             13,153.93
05/31/08             13,767.37             14,547.74             14,612.25             13,412.42
06/30/08             13,756.25             13,778.63             13,406.43             12,659.79
07/31/08             13,745.03             13,604.13             13,299.51             12,437.86
08/31/08             13,875.47             13,655.85             13,506.06             12,476.46
09/30/08             13,689.10             12,624.14             12,236.17             11,405.61
10/31/08             13,365.98             11,006.18             10,065.96              9,684.56
11/30/08             13,801.04             10,504.79              9,271.36              9,042.81
12/31/08             14,315.95             10,856.29              9,448.73              9,207.98
01/31/09             14,189.64             10,353.75              8,655.79              8,676.75
02/28/09             14,136.08              9,684.04              7,749.05              7,958.61
03/31/09             14,332.59             10,222.65              8,427.82              8,368.08
04/30/09             14,401.11             10,926.81              9,314.71              9,095.30
05/31/09             14,505.57             11,474.99              9,811.71             10,031.73
06/30/09             14,588.07             11,502.39              9,845.14             10,286.88
07/31/09             14,823.37             12,193.50             10,611.45             10,861.74
08/31/09             14,976.86             12,519.81             10,990.61             11,275.23
09/30/09             15,134.19             12,920.13             11,451.08             11,880.24
10/31/09             15,208.91             12,769.08             11,156.56             11,910.80
11/30/09             15,405.82             13,244.42             11,790.52             12,267.41
12/31/09             15,165.00             13,391.50             12,126.51             12,525.79
01/31/10             15,396.66             13,162.48             11,689.38             12,453.75
02/28/10             15,454.16             13,396.60             12,085.67             12,680.18
03/31/10             15,435.16             13,906.09             12,847.39             13,161.86
04/30/10             15,595.83             14,076.77             13,124.65             13,390.04
05/31/10             15,727.07             13,356.98             12,087.84             12,715.87
06/30/10             15,973.69             13,035.80             11,392.93             12,393.70
07/31/10             16,144.11             13,668.21             12,183.86             12,959.43
08/31/10             16,351.85             13,374.24             11,610.33             12,718.47
09/30/10             16,369.27             14,132.35             12,706.54             13,444.42
10/31/10             16,427.55             14,491.10             13,203.07             13,792.40
11/30/10             16,333.14             14,413.76             13,279.29             13,729.13
12/31/10             16,157.01             14,985.13             14,179.49             14,218.03
01/31/11             16,175.81             15,195.33             14,489.19             14,451.98
02/28/11             16,216.28             15,534.83             15,016.71             14,834.81
03/31/11             16,225.24             15,568.93             15,084.45             14,953.54
04/30/11             16,431.20             15,983.53             15,533.43             15,370.70
05/31/11             16,645.63             15,878.01             15,356.19             15,285.13
06/30/11             16,596.89             15,684.35             15,080.41             15,090.45
07/31/11             16,860.25             15,564.39             14,735.07             14,874.88
08/31/11             17,106.58             14,977.90             13,851.04             14,098.80
09/30/11             17,231.02             14,175.11             12,776.26             13,315.08
10/31/11             17,249.53             15,161.49             14,246.71             14,096.41
11/30/11             17,234.57             15,049.46             14,208.21             14,009.59

                                   [END CHART]

                    Data from 11/30/01 to 11/30/11.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA BALANCED STRATEGY FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                              TOP 5 STOCK HOLDINGS
                                 AS OF 11/30/11
                                (% of Net Assets)

iShares MSCI EAFE Index Fund* ............................................ 8.7%
Vanguard MSCI Emerging Markets ETF* ...................................... 5.6%
Vanguard Dividend Appreciation ETF* ...................................... 2.7%
iShares Dow Jones Select Dividend Index Fund* ............................ 1.4%
Apple, Inc. .............................................................. 1.1%

                               TOP 5 BOND HOLDINGS
                                 AS OF 11/30/11
                                (% of Net Assets)

Prudential Financial, Inc. ............................................... 0.6%
Capital One Financial Corp. .............................................. 0.6%
Glen Meadow .............................................................. 0.6%
Wells Fargo Co. .......................................................... 0.6%
CoBank ACB ............................................................... 0.6%

* Pursuant to a Securitities and Exchange Commission (SEC) exemptive order, the Fund may invest in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 13-32.

================================================================================

10  | USAA BALANCED STRATEGY FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2011* o

                         [PIE CHART OF ASSET ALLOCATION]

BONDS                                                                      38.1%
STOCKS                                                                     37.8%
FOREIGN EXCHANGE-TRADED FUNDS                                              14.3%
DOMESTIC EXCHANGE-TRADED FUNDS                                              4.1%
MONEY MARKET INSTRUMENTS                                                    5.0%

                                   [END CHART]

 * Excludes futures, options, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. All proposals were approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                FOR                      VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                   6,660,811,393                  63,843,596
Daniel S. McNamara                 6,665,041,690                  59,613,299
Robert L. Mason, Ph.D.             6,673,454,396                  51,200,593
Michael F. Reimherr                6,655,017,938                  69,637,051
Paul L. McNamara                   6,652,482,258                  72,172,731
Barbara B. Ostdiek, Ph.D.          6,650,120,137                  74,534,852

================================================================================

12  | USAA BALANCED STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (56.2%)

               COMMON STOCKS (33.8%)

               CONSUMER DISCRETIONARY (4.1%)
               -----------------------------
               APPAREL RETAIL (0.4%)
    51,500     Foot Locker, Inc.                                                               $  1,215
     5,400     Genesco, Inc.*                                                                       319
    39,100     Hot Topic, Inc.                                                                      278
    21,100     Limited Brands, Inc.                                                                 893
                                                                                               --------
                                                                                                  2,705
                                                                                               --------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
    12,900     Coach, Inc.                                                                          807
     2,800     True Religion Apparel, Inc.*                                                          99
     7,300     VF Corp.                                                                           1,012
                                                                                               --------
                                                                                                  1,918
                                                                                               --------
               AUTO PARTS & EQUIPMENT (0.0%)
     2,500     Standard Motor Products, Inc.                                                         49
                                                                                               --------
               AUTOMOTIVE RETAIL (0.0%)
     2,700     Group 1 Automotive, Inc.                                                             133
                                                                                               --------
               BROADCASTING (0.5%)
   137,400     CBS Corp. "B"                                                                      3,578
                                                                                               --------
               CASINOS & GAMING (0.0%)
     5,800     Boyd Gaming Corp.*                                                                    39
                                                                                               --------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
    57,800     Best Buy Co., Inc.                                                                 1,566
     4,400     hhgregg, Inc.*                                                                        69
                                                                                               --------
                                                                                                  1,635
                                                                                               --------
               CONSUMER ELECTRONICS (0.0%)
     6,900     Garmin Ltd.                                                                          252
                                                                                               --------
               DEPARTMENT STORES (0.4%)
    37,000     Dillard's, Inc. "A"                                                                1,739
    37,700     Macy's, Inc.                                                                       1,219
                                                                                               --------
                                                                                                  2,958
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               DISTRIBUTORS (0.1%)
     2,800     Core-Mark Holding Co., Inc.                                                     $    108
     8,400     Genuine Parts Co.                                                                    491
                                                                                               --------
                                                                                                    599
                                                                                               --------
               FOOTWEAR (0.2%)
    11,100     Deckers Outdoor Corp.*                                                             1,209
                                                                                               --------
               GENERAL MERCHANDISE STORES (0.0%)
    35,900     Tuesday Morning Corp.*                                                               116
                                                                                               --------
               HOME FURNISHINGS (0.0%)
     3,200     Tempur-Pedic International, Inc.*                                                    175
                                                                                               --------
               HOMEFURNISHING RETAIL (0.1%)
    17,000     Aaron's, Inc.                                                                        447
    23,600     Select Comfort Corp.*                                                                437
                                                                                               --------
                                                                                                    884
                                                                                               --------
               HOTELS, RESORTS & CRUISE LINES (0.3%)
    64,300     Wyndham Worldwide Corp.                                                            2,279
                                                                                               --------
               HOUSEWARES & SPECIALTIES (0.0%)
     1,400     Blyth, Inc.                                                                           92
                                                                                               --------
               LEISURE PRODUCTS (0.3%)
     6,700     JAKKS Pacific, Inc.                                                                  128
    31,000     Polaris Industries, Inc.                                                           1,863
     4,900     Sturm Ruger & Co., Inc.                                                              158
                                                                                               --------
                                                                                                  2,149
                                                                                               --------
               MOVIES & ENTERTAINMENT (0.5%)
    49,900     Time Warner, Inc.                                                                  1,738
    41,200     Viacom, Inc. "B"                                                                   1,844
                                                                                               --------
                                                                                                  3,582
                                                                                               --------
               PUBLISHING (0.0%)
       200     Washington Post Co. "B"                                                               72
                                                                                               --------
               RESTAURANTS (0.8%)
    15,500     Dominos Pizza, Inc.*                                                                 511
    47,400     McDonald's Corp.                                                                   4,528
    16,500     Starbucks Corp.                                                                      717
                                                                                               --------
                                                                                                  5,756
                                                                                               --------
               Total Consumer Discretionary                                                      30,180
                                                                                               --------

================================================================================

14  | USAA BALANCED STRATEGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (3.2%)
               -----------------------
               DISTILLERS & VINTNERS (0.0%)
     4,600     Constellation Brands, Inc. "A"*                                                 $     89
                                                                                               --------
               DRUG RETAIL (0.6%)
   103,800     CVS Caremark Corp.                                                                 4,032
                                                                                               --------
               FOOD RETAIL (0.4%)
    46,300     Whole Foods Market, Inc.                                                           3,153
                                                                                               --------
               PACKAGED FOODS & MEAT (0.8%)
     3,100     Cal-Maine Foods, Inc.                                                                105
     8,100     Hain Celestial Group, Inc.*                                                          302
    87,900     Kraft Foods, Inc. "A"                                                              3,178
     9,600     Smart Balance, Inc.*                                                                  51
   112,400     Tyson Foods, Inc. "A"                                                              2,264
                                                                                               --------
                                                                                                  5,900
                                                                                               --------
               PERSONAL PRODUCTS (0.5%)
    55,000     Herbalife Ltd.                                                                     3,042
    12,800     Nu Skin Enterprises, Inc. "A"                                                        611
                                                                                               --------
                                                                                                  3,653
                                                                                               --------
               SOFT DRINKS (0.1%)
    35,500     Coca Cola Enterprises, Inc.                                                          927
                                                                                               --------
               TOBACCO (0.8%)
    76,800     Philip Morris International, Inc.(a)                                               5,855
                                                                                               --------
               Total Consumer Staples                                                            23,609
                                                                                               --------
               ENERGY (4.2%)
               -------------
               INTEGRATED OIL & GAS (2.4%)
    65,400     Chevron Corp.(a)                                                                   6,724
    69,500     ConocoPhillips(a)                                                                  4,957
    49,000     Exxon Mobil Corp.(a)                                                               3,942
    66,500     Marathon Oil Corp.                                                                 1,859
                                                                                               --------
                                                                                                 17,482
                                                                                               --------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
    13,900     Newpark Resources, Inc.*                                                             124
     8,100     Seacor Holdings, Inc.                                                                703
                                                                                               --------
                                                                                                    827
                                                                                               --------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     2,700     Contango Oil & Gas Co.*                                                              170
    22,000     Range Resources Corp.                                                              1,578

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
    27,100     Stone Energy Corp.*                                                             $    767
    29,300     W&T Offshore, Inc.                                                                   586
                                                                                               --------
                                                                                                  3,101
                                                                                               --------
               OIL & GAS REFINING & MARKETING (1.3%)
    62,200     CVR Energy, Inc.*                                                                  1,132
     2,500     Delek US Holdings, Inc.                                                               27
    27,900     HollyFrontier Corp.                                                                  649
   130,800     Tesoro Corp.*                                                                      3,125
   149,400     Valero Energy Corp.                                                                3,327
   100,400     Western Refining, Inc.*                                                            1,194
                                                                                               --------
                                                                                                  9,454
                                                                                               --------
               Total Energy                                                                      30,864
                                                                                               --------
               FINANCIALS (4.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   111,420     American Capital Ltd.*                                                               777
    32,900     State Street Corp.                                                                 1,304
                                                                                               --------
                                                                                                  2,081
                                                                                               --------
               CONSUMER FINANCE (1.0%)
    75,500     American Express Co.                                                               3,627
    81,100     Capital One Financial Corp.                                                        3,622
                                                                                               --------
                                                                                                  7,249
                                                                                               --------
               LIFE & HEALTH INSURANCE (0.6%)
    80,700     AFLAC, Inc.                                                                        3,505
    11,900     Torchmark Corp.                                                                      507
                                                                                               --------
                                                                                                  4,012
                                                                                               --------
               PROPERTY & CASUALTY INSURANCE (0.4%)
    25,500     ACE Ltd.                                                                           1,773
     4,000     Allied World Assurance Co.                                                           238
     3,000     AmTrust Financial Services, Inc.                                                      80
     7,700     Chubb Corp.                                                                          519
       900     Erie Indemnity Co. "A"                                                                66
     1,100     ProAssurance Corp.                                                                    88
     1,200     RLI Corp.                                                                             85
     6,000     Stewart Information Services Corp.                                                    63
                                                                                               --------
                                                                                                  2,912
                                                                                               --------
               REGIONAL BANKS (1.3%)
    72,100     BB&T Corp.                                                                         1,671
     1,400     BOK Financial Corp.                                                                   77
     2,500     Columbia Banking System, Inc.                                                         45

================================================================================

16  | USAA BALANCED STRATEGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
    17,900     CVB Financial Corp.                                                             $    176
   394,600     KeyCorp                                                                            2,877
    17,700     National Penn Bancshares, Inc.                                                       147
     2,700     Pacwest Bancorp                                                                       50
     6,800     Pinnacle Financial Partners, Inc.*                                                   102
   388,800     Regions Financial Corp.                                                            1,598
    34,100     Susquehanna Bancshares, Inc.                                                         270
    14,200     Webster Financial Corp.                                                              280
   149,300     Zions Bancorp.                                                                     2,402
                                                                                               --------
                                                                                                  9,695
                                                                                               --------
               REINSURANCE (0.2%)
    24,200     Arch Capital Group Ltd.*                                                             914
     2,700     PartnerRe Ltd.                                                                       178
    12,100     Validus Holdings Ltd.                                                                364
                                                                                               --------
                                                                                                  1,456
                                                                                               --------
               REITs - INDUSTRIAL (0.0%)
    11,800     First Industrial Realty Trust, Inc.*                                                 112
                                                                                               --------
               REITs - RETAIL (0.0%)
     2,300     Simon Property Group, Inc.                                                           286
                                                                                               --------
               REITs - SPECIALIZED (0.7%)
    22,300     Ashford Hospitality Trust, Inc.                                                      178
    13,300     Public Storage                                                                     1,754
    76,600     Rayonier, Inc.                                                                     3,113
                                                                                               --------
                                                                                                  5,045
                                                                                               --------
               SPECIALIZED FINANCE (0.4%)
     4,500     Cboe Holdings, Inc.                                                                  121
     7,200     Interactive Brokers Group, Inc. "A"                                                  107
    19,000     IntercontinentalExchange, Inc.*                                                    2,313
    27,400     NASDAQ OMX Group, Inc.*                                                              719
                                                                                               --------
                                                                                                  3,260
                                                                                               --------
               Total Financials                                                                  36,108
                                                                                               --------
               HEALTH CARE (4.7%)
               ------------------
               BIOTECHNOLOGY (0.4%)
    27,400     Biogen Idec, Inc.*(b)                                                              3,149
                                                                                               --------
               MANAGED HEALTH CARE (1.9%)
    85,900     Aetna, Inc.                                                                        3,592
     1,500     AMERIGROUP Corp.*                                                                     86
     5,100     Health Net, Inc.*                                                                    159
    39,300     Humana, Inc.                                                                       3,485

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
    82,700     UnitedHealth Group, Inc.                                                        $  4,033
     1,000     WellCare Health Plans, Inc.*                                                          59
    36,600     WellPoint, Inc.                                                                    2,582
                                                                                               --------
                                                                                                 13,996
                                                                                               --------
               PHARMACEUTICALS (2.4%)
    23,900     Bristol-Myers Squibb Co.                                                             782
    93,100     Eli Lilly and Co.                                                                  3,524
   138,100     Merck & Co., Inc.                                                                  4,937
    13,600     Par Pharmaceutical Companies, Inc.*                                                  441
   296,600     Pfizer, Inc.                                                                       5,953
    97,600     ViroPharma, Inc.*                                                                  2,343
                                                                                               --------
                                                                                                 17,980
                                                                                               --------
               Total Health Care                                                                 35,125
                                                                                               --------
               INDUSTRIALS (3.2%)
               ------------------
               AEROSPACE & DEFENSE (1.2%)
       900     Boeing Co.                                                                            62
    40,400     General Dynamics Corp.                                                             2,669
     3,200     HEICO Corp.                                                                          190
    47,900     Honeywell International, Inc.                                                      2,594
    59,300     Northrop Grumman Corp.(a)                                                          3,384
     4,900     Triumph Group, Inc.                                                                  291
                                                                                               --------
                                                                                                  9,190
                                                                                               --------
               AIR FREIGHT & LOGISTICS (0.0%)
       300     FedEx Corp.                                                                           25
                                                                                               --------
               AIRLINES (0.2%)
     9,700     Alaska Air Group, Inc.*                                                              673
    17,700     Hawaiian Holdings, Inc.*                                                             105
    11,500     SkyWest, Inc.                                                                        140
    73,800     Southwest Airlines Co.                                                               618
     4,500     United Continental Holdings, Inc.*                                                    81
                                                                                               --------
                                                                                                  1,617
                                                                                               --------
               CONSTRUCTION & ENGINEERING (0.2%)
    23,900     Chicago Bridge & Iron Co.                                                            988
    10,500     KBR, Inc.                                                                            304
     2,500     Northwest Pipe Co.*                                                                   58
                                                                                               --------
                                                                                                  1,350
                                                                                               --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    13,700     AGCO Corp.*                                                                          627
     2,400     Alamo Group, Inc.                                                                     68

================================================================================

18  | USAA BALANCED STRATEGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
    43,800     Caterpillar, Inc.                                                               $  4,287
                                                                                               --------
                                                                                                  4,982
                                                                                               --------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    14,600     Robert Half International, Inc.                                                      387
     3,100     Towers Watson & Co. "A"                                                              202
                                                                                               --------
                                                                                                    589
                                                                                               --------
               INDUSTRIAL CONGLOMERATES (0.1%)
    16,100     Tyco International Ltd.                                                              772
                                                                                               --------
               INDUSTRIAL MACHINERY (0.4%)
    14,800     Kennametal, Inc.                                                                     564
    30,300     Parker-Hannifin Corp.                                                              2,508
                                                                                               --------
                                                                                                  3,072
                                                                                               --------
               MARINE (0.0%)
     5,500     Kirby Corp.*                                                                         354
                                                                                               --------
               RESEARCH & CONSULTING SERVICES (0.0%)
     1,300     Huron Consulting Group, Inc.*                                                         45
                                                                                               --------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
     5,900     W.W. Grainger, Inc.                                                                1,103
                                                                                               --------
               TRUCKING (0.1%)
     8,700     Arkansas Best Corp.                                                                  166
     4,300     Landstar System, Inc.                                                                199
                                                                                               --------
                                                                                                    365
                                                                                               --------
               Total Industrials                                                                 23,464
                                                                                               --------
               INFORMATION TECHNOLOGY (6.7%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
    17,400     ANSYS, Inc.*                                                                       1,078
    15,800     Solarwinds, Inc.*                                                                    518
     6,700     TIBCO Software, Inc.*                                                                184
                                                                                               --------
                                                                                                  1,780
                                                                                               --------
               COMMUNICATIONS EQUIPMENT (0.4%)
    33,000     Comtech Telecommunications Corp.                                                   1,000
    18,700     EchoStar Corp. "A"*                                                                  411
    27,300     Motorola Solutions, Inc.                                                           1,274
                                                                                               --------
                                                                                                  2,685
                                                                                               --------
               COMPUTER HARDWARE (1.6%)
    21,300     Apple, Inc.*(a)                                                                    8,141
   232,900     Dell, Inc.*                                                                        3,670
                                                                                               --------
                                                                                                 11,811
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
     8,600     Imation Corp.*                                                                  $     51
    34,500     SanDisk Corp.*                                                                     1,701
    10,300     Western Digital Corp.*                                                               299
                                                                                               --------
                                                                                                  2,051
                                                                                               --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    11,600     Fiserv, Inc.*                                                                        669
     4,000     Global Payments, Inc.                                                                177
    13,300     Total System Services, Inc.                                                          266
    41,600     Visa, Inc. "A"                                                                     4,034
                                                                                               --------
                                                                                                  5,146
                                                                                               --------
               ELECTRONIC COMPONENTS (0.1%)
    83,500     Vishay Intertechnology, Inc.*                                                        826
                                                                                               --------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
     6,200     Jabil Circuit, Inc.                                                                  126
     4,900     Multi-Fineline Electronix, Inc.*                                                     102
                                                                                               --------
                                                                                                    228
                                                                                               --------
               HOME ENTERTAINMENT SOFTWARE (0.5%)
    51,100     Activision Blizzard, Inc.                                                            635
   129,800     Electronic Arts, Inc.*                                                             3,010
                                                                                               --------
                                                                                                  3,645
                                                                                               --------
               INTERNET SOFTWARE & SERVICES (1.0%)
    28,700     AOL, Inc.*                                                                           412
    31,900     EarthLink, Inc.                                                                      201
    73,200     IAC/InterActiveCorp.                                                               3,066
     4,900     InfoSpace, Inc.*                                                                      47
   225,100     Yahoo!, Inc.*                                                                      3,536
                                                                                               --------
                                                                                                  7,262
                                                                                               --------
               IT CONSULTING & OTHER SERVICES (1.1%)
    12,200     CACI International, Inc. "A"*                                                        688
    37,900     International Business Machines Corp.(a)                                           7,125
    12,500     Unisys Corp.*                                                                        302
                                                                                               --------
                                                                                                  8,115
                                                                                               --------
               SEMICONDUCTOR EQUIPMENT (0.3%)
    88,600     GT Advanced Technologies, Inc.*                                                      684
    57,200     Kulicke & Soffa Industries, Inc.*                                                    520
    72,500     Photronics, Inc.*                                                                    420
    32,300     Teradyne, Inc.*                                                                      435
     7,800     Tessera Technologies, Inc.*                                                          135
                                                                                               --------
                                                                                                  2,194
                                                                                               --------

================================================================================

20  | USAA BALANCED STRATEGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS (0.2%)
     4,800     Ceva, Inc.*                                                                     $    138
    61,100     Intel Corp.                                                                        1,522
    24,700     OmniVision Technologies, Inc.*                                                       267
                                                                                               --------
                                                                                                  1,927
                                                                                               --------
               SYSTEMS SOFTWARE (0.1%)
    12,400     Microsoft Corp.(a)                                                                   317
     3,100     Websense, Inc.*                                                                       56
                                                                                               --------
                                                                                                    373
                                                                                               --------
               TECHNOLOGY DISTRIBUTORS (0.2%)
    30,600     Tech Data Corp.*                                                                   1,507
                                                                                               --------
               Total Information Technology                                                      49,550
                                                                                               --------
               MATERIALS (1.2%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    21,300     CF Industries Holdings, Inc.                                                       2,978
    21,100     Monsanto Co.                                                                       1,550
                                                                                               --------
                                                                                                  4,528
                                                                                               --------
               PAPER PACKAGING (0.0%)
    17,900     Boise, Inc.                                                                          107
                                                                                               --------
               PAPER PRODUCTS (0.4%)
     3,800     Buckeye Technologies, Inc.                                                           118
    33,000     Domtar Corp.                                                                       2,591
                                                                                               --------
                                                                                                  2,709
                                                                                               --------
               SPECIALTY CHEMICALS (0.2%)
    31,600     OM Group, Inc.*                                                                      719
    16,200     W.R. Grace & Co.*                                                                    675
                                                                                               --------
                                                                                                  1,394
                                                                                               --------
               Total Materials                                                                    8,738
                                                                                               --------
               TELECOMMUNICATION SERVICES (0.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   130,000     AT&T, Inc.                                                                         3,767
                                                                                               --------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    19,100     Telephone & Data Systems, Inc.                                                       516
     6,700     USA Mobility, Inc.                                                                    94
                                                                                               --------
                                                                                                    610
                                                                                               --------
               Total Telecommunication Services                                                   4,377
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               UTILITIES (1.0%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
    85,700     Duke Energy Corp.                                                               $  1,787
    29,700     PNM Resources, Inc.                                                                  567
                                                                                               --------
                                                                                                  2,354
                                                                                               --------
               GAS UTILITIES (0.1%)
    13,100     WGL Holdings, Inc.                                                                   562
                                                                                               --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    34,400     NRG Energy, Inc.*                                                                    677
                                                                                               --------
               MULTI-UTILITIES (0.5%)
    98,100     Ameren Corp.                                                                       3,317
                                                                                               --------
               WATER UTILITIES (0.0%)
     7,500     American Water Works Co., Inc.                                                       233
                                                                                               --------
               Total Utilities                                                                    7,143
                                                                                               --------
               Total Common Stocks (cost: $226,856)                                             249,158
                                                                                               --------

               PREFERRED SECURITIES (4.0%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
    30,000     Dairy Farmers of America, Inc., 7.88%, cumulative
                 redeemable, perpetual(c)                                                         2,784
                                                                                               --------
               FINANCIALS (2.8%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
     1,000     US Bancorp, 7.19%, perpetual                                                         737
                                                                                               --------
               LIFE & HEALTH INSURANCE (0.2%)
    65,000     Delphi Financial Group, Inc., 7.38%, perpetual                                     1,533
                                                                                               --------
               MULTI-LINE INSURANCE (0.3%)
        30     International Lease Finance Corp., 0.33%, perpetual(d)                             2,370
                                                                                               --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   140,000     Citigroup Capital XIII, 7.88%, 10/30/2040, Trust preferred,
                 cumulative redeemable                                                            3,601
    40,000     ING Groep N.V., 7.38%, perpetual                                                     746
   119,504     ING Groep N.V., 8.50%, perpetual                                                   2,591
                                                                                               --------
                                                                                                  6,938
                                                                                               --------

================================================================================

22  | USAA BALANCED STRATEGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                                                            VALUE
$(000)/SHARES  SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (0.0%)
    $1,000     Security Capital Assurance Ltd., 6.88%, perpetual*(d)                           $      -
                                                                                               --------
               REGIONAL BANKS (0.2%)
        40     Susquehanna Capital I, 9.38%, 12/12/2067, Capital Securities,
                 cumulative redeemable                                                            1,059
                                                                                               --------
               REINSURANCE (0.6%)
     1,500     Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
                 acquired 1/23/2007 - 3/09/2007; cost $1,533(e)                                     750
    $4,000     Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(c)                            3,498
                                                                                               --------
                                                                                                  4,248
                                                                                               --------
               REITs - OFFICE (0.5%)
   150,027     Commonwealth REIT, Series E, 7.25%, cumulative
                 redeemable, perpetual                                                            3,671
                                                                                               --------
               Total Financials                                                                  20,556
                                                                                               --------
               INDUSTRIALS (0.4%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.4%)
     3,000     Pitney Bowes International Holdings, Series F, 6.13%,
                 cumulative redeemable, perpetual(c)                                              2,873
                                                                                               --------
               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   120,000     Qwest Corp., 7.38%, cumulative                                                     3,056
                                                                                               --------
               Total Preferred Securities (cost: $31,167)                                        29,269
                                                                                               --------

               EXCHANGE-TRADED FUNDS (18.4%)

               DOMESTIC EXCHANGE-TRADED FUNDS (4.1%)
   363,694     Vanguard Dividend Appreciation Index ETF                                          19,792
     7,586     SPDR S&P 500 ETF Trust                                                               949
   190,000     iShares Dow Jones Select Dividend Index Fund                                      10,038
                                                                                               --------
               Total Domestic Exchange-Traded Funds (cost: $30,903)                              30,779
                                                                                               --------

               FOREIGN EXCHANGE-TRADED FUNDS (14.3%)
 1,009,901     Vanguard MSCI Emerging Markets ETF                                                41,204
 1,251,043     iShares MSCI EAFE Index Fund(a)                                                   64,166
                                                                                               --------
               Total Foreign Exchange-Traded Funds (cost: $122,481)                             105,370
                                                                                               --------
               Total Exchange-Traded Funds (cost: $153,384)                                     136,149
                                                                                               --------
               Total Equity Securities (cost: $411,407)                                         414,576
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                          COUPON                            VALUE
(000)          SECURITY                                          RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
               BONDS (38.1%)

               CORPORATE OBLIGATIONS (23.8%)

               ENERGY (1.5%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (1.5%)
    $4,059     Enbridge Energy Partners, LP                      8.05%         10/01/2037      $  4,253
     1,000     Enterprise Products Operating, LP                 7.00           6/01/2067           979
     2,000     Enterprise Products Operating, LP                 7.03           1/15/2068         2,070
     4,000     Southern Union Co.                                3.45(f)       11/01/2066         3,610
                                                                                               --------
               Total Energy                                                                      10,912
                                                                                               --------
               FINANCIALS (18.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     4,000     State Street Capital Trust IV                     1.35(f)        6/15/2037         2,743
                                                                                               --------
               CONSUMER FINANCE (1.1%)
     4,000     American Express Co.                              6.80           9/01/2066         3,935
     4,500     Capital One Financial Corp.                       7.69           8/15/2036         4,483
                                                                                               --------
                                                                                                  8,418
                                                                                               --------
               DIVERSIFIED BANKS (1.0%)
     1,000     Emigrant Bancorp, Inc.(c)                         6.25           6/15/2014           897
       500     FCB NC Capital Trust I                            8.05           3/01/2028           509
     2,000     USB Realty Corp.(c)                               6.09                   -(g)      1,400
     4,000     Wells Fargo Co.                                   7.98                   -(g)      4,260
                                                                                               --------
                                                                                                  7,066
                                                                                               --------
               INVESTMENT BANKING & BROKERAGE (1.0%)
     6,000     Goldman Sachs Capital II                          5.79                   -(g)      3,885
     3,500     Schwab Capital Trust I                            7.50          11/15/2037         3,518
                                                                                               --------
                                                                                                  7,403
                                                                                               --------
               LIFE & HEALTH INSURANCE (2.4%)
     4,000     Great-West Life & Annuity Insurance Co.(c)        7.15           5/16/2046         3,860
     4,000     Lincoln National Corp.                            7.00           5/17/2066         3,610
     2,000     Principal Financial Global Fund, LLC              0.91(f)        1/10/2031         1,639
     4,057     Prudential Financial, Inc.                        8.88           6/15/2038         4,584
     4,500     StanCorp Financial Group, Inc.(a)                 6.90           6/01/2067         3,919
                                                                                               --------
                                                                                                 17,612
                                                                                               --------
               MULTI-LINE INSURANCE (1.6%)
     7,500     Genworth Financial, Inc.                          6.15          11/15/2066         4,228
     6,000     Glen Meadow(c)                                    6.51           2/12/2067         4,433
     4,000     Nationwide Mutual Insurance Co.(c)                5.81          12/15/2024         3,618
                                                                                               --------
                                                                                                 12,279
                                                                                               --------

================================================================================

24  | USAA BALANCED STRATEGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                          COUPON                            VALUE
(000)          SECURITY                                          RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    $2,000     BankAmerica Capital III                            0.97%(f)      1/15/2027      $  1,410
     1,500     BankBoston Capital Trust IV                        0.94(f)       6/08/2028         1,059
     2,500     Countrywide Financial Corp.                        6.25          5/15/2016         2,328
     2,000     General Electric Capital Corp.                     6.38         11/15/2067         1,934
     2,000     General Electric Capital Trust I                   6.38(f)      11/15/2067         1,955
     2,000     ILFC E-Capital Trust II(c)                         6.25         12/21/2065         1,325
     2,100     JPMorgan Chase Capital XIII                        1.32(f)       9/30/2034         1,526
     2,500     JPMorgan Chase Capital XXI                         1.38(f)       2/02/2037         1,805
                                                                                               --------
                                                                                                 13,342
                                                                                               --------
               PROPERTY & CASUALTY INSURANCE (3.1%)
     4,000     Allstate Corp.                                     6.13          5/15/2037         3,615
     3,000     BNSF Funding Trust I                               6.61         12/15/2055         3,037
     4,000     Chubb Corp.                                        6.38          3/29/2067         3,940
     1,000     HSB Group, Inc.                                    1.31(f)       7/15/2027           808
     2,500     Ironshore Holdings, Inc.(a),(c)                    8.50          5/15/2020         2,697
     4,000     Progressive Corp.                                  6.70          6/15/2037         4,025
     1,000     PXRE Capital Trust I                               8.85          2/01/2027           896
     1,000     RLI Corp.(a)                                       5.95          1/15/2014         1,044
     2,500     Travelers Companies, Inc.                          6.25          3/15/2037         2,422
                                                                                               --------
                                                                                                 22,484
                                                                                               --------
               REGIONAL BANKS (5.1%)
     1,000     Allfirst Preferred Capital Trust                   1.90(f)       7/15/2029           751
     4,720     CoBank ACB(a),(c)                                  0.95(f)       6/15/2022         4,254
     1,000     Cullen/Frost Bankers, Inc.(a),(g)                  5.75          2/15/2017           989
     4,000     Fifth Third Capital Trust IV                       6.50          4/15/2037         3,880
       500     First Empire Capital Trust I                       8.23          2/01/2027           510
     1,000     First Maryland Capital Trust I                     1.40(f)       1/15/2027           744
     1,000     First Republic Bank Corp.                          7.75          9/15/2012         1,008
     2,500     First Tennessee Bank, N.A.                         5.65          4/01/2016         2,502
     2,000     Fulton Capital Trust I                             6.29          2/01/2036         1,655
     1,000     Huntington Capital II "B"                          0.97(f)       6/15/2028           760
     3,000     Huntington Capital III                             6.65          5/15/2037         2,857
     4,000     KeyCorp Capital I                                  1.11(f)       7/01/2028         2,964
     2,000     Manufacturers & Traders Trust Co.                  5.63         12/01/2021         1,910
     1,000     National City Preferred Capital Trust I           12.00                  -(g)      1,043
     2,000     PNC Preferred Funding Trust(c)                     6.52                  -(g)      1,463
     3,000     Regions Financial Corp.                            7.75         11/10/2014         3,067
     1,000     Susquehanna Bancshares, Inc.                       2.25(f)       5/01/2014           936
     1,500     Susquehanna Capital II                            11.00          3/23/2040         1,554
     1,000     TCF National Bank                                  5.50          2/01/2016         1,004
     3,500     Webster Capital Trust IV                           7.65          6/15/2037         3,416
                                                                                               --------
                                                                                                 37,267
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                          COUPON                            VALUE
(000)          SECURITY                                          RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
               REINSURANCE (0.6%)
    $1,000     Alterra Finance, LLC                              6.25%          9/30/2020      $  1,053
     1,500     Max USA Holdings Ltd.(c)                          7.20           4/14/2017         1,567
     1,500     Platinum Underwriters Finance, Inc.(a)            7.50           6/01/2017         1,635
                                                                                               --------
                                                                                                  4,255
                                                                                               --------
               REITs - RETAIL (0.1%)
     1,000     New Plan Excel Realty Trust, Inc., acquired
                 2/20/2009; cost $340(e)                         7.68          11/02/2026           927
                                                                                               --------
               REITs - SPECIALIZED (0.2%)
     1,500     Ventas Realty, LP                                 6.75           4/01/2017         1,558
                                                                                               --------
               Total Financials                                                                 135,354
                                                                                               --------
               INDUSTRIALS (0.3%)
               ------------------
               AIRLINES (0.1%)
     1,029     America West Airlines, Inc. Pass-Through
                 Trust (INS)                                     7.93           1/02/2019         1,002
                                                                                               --------
               INDUSTRIAL CONGLOMERATES (0.2%)
     2,000     Textron Financial Corp.(c)                        6.00           2/15/2067         1,470
                                                                                               --------
               Total Industrials                                                                  2,472
                                                                                               --------
               UTILITIES (3.6%)
               ----------------
               ELECTRIC UTILITIES (1.6%)
       530     Cedar Brakes II, LLC(c)                           9.88           9/01/2013           556
     2,000     FPL Group Capital, Inc.                           6.35          10/01/2066         1,972
     1,000     FPL Group Capital, Inc.                           6.65           6/15/2067           996
     1,000     FPL Group Capital, Inc.                           7.30(f)        9/01/2067         1,041
     3,512     PPL Capital Funding, Inc.                         6.70           3/30/2067         3,393
     5,746     Texas Competitive Electric Holdings Co., LLC(h)   4.75          10/10/2017         3,772
                                                                                               --------
                                                                                                 11,730
                                                                                               --------
               MULTI-UTILITIES (2.0%)
     2,500     Dominion Resources, Inc.                          7.50           6/30/2066         2,627
     1,500     Dominion Resources, Inc.                          2.67(f)        9/30/2066         1,278
     4,042     Integrys Energy Group, Inc.(a)                    6.11          12/01/2066         3,884
     3,325     Puget Sound Energy, Inc.                          6.97           6/01/2067         3,302
     4,000     Wisconsin Energy Corp.                            6.25           5/15/2067         4,005
                                                                                               --------
                                                                                                 15,096
                                                                                               --------
               Total Utilities                                                                   26,826
                                                                                               --------
               Total Corporate Obligations (cost: $165,676)                                     175,564
                                                                                               --------

================================================================================

26  | USAA BALANCED STRATEGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                          COUPON                            VALUE
(000)          SECURITY                                          RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
               EURODOLLAR AND YANKEE OBLIGATIONS (3.5%)

               ENERGY (0.5%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    $3,500     TransCanada Pipelines Ltd.(a)                     6.35%          5/15/2067      $  3,500
                                                                                               --------
               FINANCIALS (2.5%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
     1,000     Landsbanki Islands hf, acquired 10/12/2007;
                 cost $1,000(c),(d),(e),(i)                      7.43                   -(g)          -
                                                                                               --------
               DIVERSIFIED CAPITAL MARKETS (0.4%)
     3,000     Deutsche Bank Capital Trust IV(a)                 4.59(f)        6/29/2049         2,440
                                                                                               --------
               MULTI-LINE INSURANCE (1.5%)
     6,691     AXA S.A.                                          2.67(f)                -(g)      3,178
     1,500     AXA S.A.                                          2.70(f)                -(g)        693
     3,850     Oil Insurance Ltd.(c)                             3.35(f)                -(g)      3,685
     4,000     ZFS Finance USA Trust II(c)                       6.45          12/15/2065         3,710
                                                                                               --------
                                                                                                 11,266
                                                                                               --------
               PROPERTY & CASUALTY INSURANCE (0.6%)
     2,000     QBE Capital Funding III, LP(c)                    7.25           5/24/2041         1,763
     3,000     QBE Insurance Group Ltd.(c)                       5.65           7/01/2023         2,785
                                                                                               --------
                                                                                                  4,548
                                                                                               --------
               REGIONAL BANKS (0.0%)
     2,000     Glitnir Banki hf, acquired 9/11/2006
                 and 10/18/2006; cost $2,034(c),(d),(e),(i)      7.45                   -(g)          -
                                                                                               --------
               Total Financials                                                                  18,254
                                                                                               --------
               INDUSTRIALS (0.5%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.5%)
     4,000     Hutchison Whampoa Ltd.(c)                         6.00                   -(g)      3,980
                                                                                                --------
               Total Eurodollar and Yankee Obligations
                 (cost: $30,482)                                                                  25,734
                                                                                                --------

               ASSET-BACKED SECURITIES (0.3%)

               FINANCIALS (0.3%)
               -----------------
               ASSET-BACKED FINANCING (0.3%)
     2,000     SLM Student Loan Trust                            0.85(f)        7/15/2036         1,623
       813     SLM Student Loan Trust                            0.97(f)       10/25/2038           671
                                                                                                --------
               Total Financials                                                                    2,294
                                                                                                --------
               Total Asset-Backed Securities (cost: $2,067)                                        2,294
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                          COUPON                            VALUE
(000)          SECURITY                                          RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
               COMMERCIAL MORTGAGE SECURITIES (10.2%)

               FINANCIALS (10.2%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (10.2%)
    $1,000     Banc of America Commercial Mortgage, Inc.         5.26%(f)      11/10/2042      $    825
     1,205     Banc of America Commercial Mortgage, Inc.         4.95           7/10/2043         1,124
     3,000     Banc of America Commercial Mortgage, Inc.         5.81           7/10/2044         2,822
     3,000     Banc of America Commercial Mortgage, Inc.         5.77           5/10/2045         2,174
     2,000     Banc of America Commercial Mortgage, Inc.         5.77(f)        5/10/2045         2,004
     2,700     Banc of America Commercial Mortgage, Inc.         5.46           9/10/2045         2,221
     2,643     Banc of America Commercial Mortgage, Inc.(a)      5.18          10/10/2045         2,746
     1,000     Banc of America Commercial Mortgage, Inc.         5.68           7/10/2046           958
     2,429     Banc of America Commercial Mortgage, Inc.(a)      5.35           9/10/2047         2,524
     2,800     Banc of America Commercial Mortgage, Inc.(a),(c)  6.14           9/10/2047         2,691
     2,000     BCRR Trust(c)                                     5.86           7/17/2040         1,984
        87     Bear Stearns Commercial Mortgage Securities, Inc. 4.00           3/13/2040            87
     2,000     Bear Stearns Commercial Mortgage Securities, Inc. 5.21           2/11/2041         1,467
     3,200     Bear Stearns Commercial Mortgage Securities, Inc. 4.99           9/11/2042         2,835
     4,000     Citigroup Commercial Mortgage Trust               5.40(f)        7/15/2044         3,488
     2,000     Citigroup Commercial Mortgage Trust               6.10          12/10/2049         1,853
     3,000     Commercial Mortgage Loan Trust(a)                 6.02          12/10/2049         2,645
     1,000     Commercial Mortgage Loan Trust                    5.54          12/11/2049           994
     1,000     Credit Suisse First Boston Mortgage
                 Securities Corp.(c)                             5.02           1/15/2037           903
     1,000     Credit Suisse First Boston Mortgage Securities
                 Corp.                                           5.10           8/15/2038           899
     1,191     G-Force, LLC(c)                                   5.16          12/25/2039         1,144
     3,000     GE Capital Commercial Mortgage Corp.              5.33           3/10/2044         2,534
     1,000     GE Capital Commercial Mortgage Corp.              5.33(f)       11/10/2045           505
     1,000     GE Capital Commercial Mortgage Corp.              5.61          12/10/2049           775
       500     GMAC Commercial Mortgage Securities, Inc.         4.98          12/10/2041           360
     1,000     GMAC Commercial Mortgage Securities, Inc.(a)      4.81           5/10/2043           926
     1,000     GS Mortgage Securities Corp. II(a)                4.78           7/10/2039           896
       296     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.(a)                             4.82           9/12/2037           297
     1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                4.99           9/12/2037           896
     4,500     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.04          10/15/2042         4,080
     3,210     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.57           4/15/2043         2,391
     1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.33(f)       12/15/2044           807
     1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.33(f)       12/15/2044           758

================================================================================

28  | USAA BALANCED STRATEGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                          COUPON                            VALUE
(000)          SECURITY                                          RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
    $1,500     Merrill Lynch Mortgage Trust                      5.24%(f)      11/12/2037      $  1,530
     2,000     Merrill Lynch Mortgage Trust                      5.24          11/12/2037         1,699
     1,000     Merrill Lynch Mortgage Trust                      5.10           7/12/2038           732
     3,000     Merrill Lynch Mortgage Trust                      5.14           7/12/2038         2,539
       400     Merrill Lynch Mortgage Trust                      5.31           7/12/2038           291
     4,000     Merrill Lynch Mortgage Trust                      5.67           5/12/2039         3,485
     2,500     Merrill Lynch Mortgage Trust                      5.01          10/12/2041         2,503
     1,000     ML-CFC Commercial Mortgage Trust                  5.42           8/12/2048           753
     1,500     ML-CFC Commercial Mortgage Trust                  6.16(f)        8/12/2049         1,303
     1,000     Morgan Stanley Capital I, Inc.                    5.07           8/13/2042           913
       878     Morgan Stanley Capital I, Inc.                    5.15           8/13/2042           690
       723     Morgan Stanley Capital I, Inc.                    5.17           8/13/2042           533
     3,000     Morgan Stanley Capital I, Inc.                    5.79           7/12/2044         2,143
     2,000     Morgan Stanley Capital I, Inc.                    4.77           7/15/2056         1,915
                                                                                               --------
               Total Financials                                                                  74,642
                                                                                               --------
               Total Commercial Mortgage Securities
                 (cost: $71,258)                                                                 74,642
                                                                                               --------
               MUNICIPAL BONDS (0.3%)

               CASINOS & GAMING (0.2%)
     2,000     Mashantucket (Western) Pequot Tribe, acquired
                 07/29/2005; cost $2,000(c),(e),(i)              5.91           9/01/2021           919
       620     Seneca Nation of Indians Capital Improvements
                 Auth.                                           6.75          12/01/2013           610
                                                                                               --------
                                                                                                  1,529
                                                                                               --------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
       780     Erie County Tobacco Asset Securitization Corp.    6.00           6/01/2028           672
                                                                                               --------
               Total Municipal Bonds (cost: $3,376)                                               2,201
                                                                                               --------
               Total Bonds (cost: $272,859)                                                     280,435
                                                                                               --------

-------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (5.0%)

               MONEY MARKET FUNDS (5.0%)
36,753,664     State Street Institutional Liquid Reserve Fund, 0.17%(b),(j)
                 (cost: $36,754)                                                                 36,754
                                                                                               --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
        41     Federated Prime Obligations Funds, 0.18%(j) (cost: $0)                                 -
                                                                                               --------

               TOTAL INVESTMENTS (COST: $721,020)                                              $731,765
                                                                                               ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER OF                                                                                         VALUE
CONTRACTS      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.3%)
       760     Put - S&P 500 Index expiring January 21, 2012 at 1170                           $  1,763
       250     Put - S&P 500 Index expiring January 21, 2012 at 1200                                765
                                                                                               --------

               TOTAL PURCHASED OPTIONS (COST: $4,135)                                          $  2,528
                                                                                               ========

               WRITTEN OPTIONS (0.3%)
      (200)    Call - S&P 500 Index expiring December 17, 2011 at 1250                             (470)
      (760)    Call - S&P 500 Index expiring December 17, 2011 at 1270                           (1,049)
       (50)    Call - S&P 500 Index expiring December 17, 2011 at 1300                              (24)
      (300)    Put - S&P 500 Index expiring January 21, 2012 at 1050                               (216)
      (460)    Put - S&P 500 Index expiring January 21, 2012 at 1070                               (405)
      (250)    Put - S&P 500 Index expiring January 21, 2012 at 1100                               (295)
                                                                                               --------

               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $3,736)                               $ (2,459)
                                                                                               ========

--------------------------------------------------------------------------------------------------------
NUMBER OF                                                                     CONTRACT        UNREALIZED
CONTRACTS                                                 EXPIRATION           VALUE        APPRECIATION
LONG/(SHORT)                                                 DATE              (000)               (000)
--------------------------------------------------------------------------------------------------------
               FUTURES (0.4%)(k)
       500     Russell 2000 Mini Index Futures             12/17/2011          $  368          $     50
     3,350     S&P 500 E-Mini Index Futures                12/17/2011           4,174               236
                                                                                               --------

               TOTAL FUTURES                                                                   $    286
                                                                                               ========

================================================================================

30  | USAA BALANCED STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                                        (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                                    QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                                IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                                       FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                         $249,158             $      -          $    -       $249,158
   Preferred Securities                                     7,452               19,447           2,370         29,269
   Exchange-Traded Funds:
      Domestic Exchange-Traded Funds                       30,779                    -               -         30,779
      Foreign Exchange-Traded Funds                       105,370                    -               -        105,370
Bonds:
   Corporate Obligations                                        -              175,564               -        175,564
   Eurodollar and Yankee Obligations                            -               25,734               -         25,734
   Asset-Backed Securities                                      -                2,294               -          2,294
   Commercial Mortgage Securities                               -               74,642               -         74,642
   Municipal Bonds                                              -                2,201               -          2,201
Money Market Instruments:
   Money Market Funds                                      36,754                    -               -         36,754
Short-Term Investments Purchased With
   Cash Collateral From Securities Loaned:
   Money Market Funds                                           -                    -               -              -
Purchased Options                                           2,528                    -               -          2,528
Futures*                                                      286                    -               -            286
---------------------------------------------------------------------------------------------------------------------
Total                                                    $432,327             $299,882          $2,370       $734,579
---------------------------------------------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment.

---------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                                        (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                                    QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                                IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
LIABILITIES                             FOR IDENTICAL LIABILITIES              INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------------
Written Options                                          $(2,459)                  $-              $-        $(2,459)
---------------------------------------------------------------------------------------------------------------------
Total                                                    $(2,459)                  $-              $-        $(2,459)
---------------------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------
                                                                      PREFERRED
                                                                     SECURITIES
-------------------------------------------------------------------------------
Balance As Of May 31, 2011                                               $2,550
Purchases                                                                     -
Sales                                                                         -
Transfers Into Level 3                                                        -
Transfers Out Of Level 3                                                      -
Net Realized (Loss)                                                        (180)
Change In Net Unrealized Appreciation/Depreciation                            -
-------------------------------------------------------------------------------
Balance as of November 30, 2011                                          $2,370
-------------------------------------------------------------------------------

For the period of June 1, 2011 through November 30 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA BALANCED STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.0% of net assets at November 30, 2011.

  The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o CATEGORIES AND DEFINITIONS

  ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

  prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  REIT   Real estate investment trust

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o SPECIFIC NOTES

  (a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at November 30, 2011.

================================================================================

34  | USAA BALANCED STRATEGY FUND

================================================================================

  (b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2011.

  (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (d) Security was fair valued at November 30, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

  (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2011, was $2,596,000, which represented 0.4% of the Fund's net assets.

  (f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2011.

  (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

  (h) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (i) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

  (j) Rate represents the money market fund annualized seven-day yield at November 30, 2011.

  (k) Cash with a value of $562,000 is segregated as collateral for initial margin requirements on open futures contracts.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

36  | USAA BALANCED STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (cost of $721,020)                                                  $731,765
   Purchased options, at market value (cost of $4,135)                       2,528
   Cash                                                                        575
   Receivables:
      Capital shares sold                                                      409
      USAA Investment Management Company (Note 6D)                             600
      Dividends and interest                                                 4,236
      Options sold                                                             192
   Variation margin on futures contracts                                       278
                                                                          --------
         Total assets                                                      740,583
                                                                          --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                  414
   Written options, at market value (premiums received of $3,736)            2,459
   Accrued management fees                                                     469
   Accrued transfer agent's fees                                                22
   Other accrued expenses and payables                                          94
                                                                          --------
         Total liabilities                                                   3,458
                                                                          --------
            Net assets applicable to capital shares outstanding           $737,125
                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $791,170
   Accumulated undistributed net investment income                           3,804
   Accumulated net realized loss on investments, options, and
      futures transactions                                                 (68,550)
   Net unrealized appreciation of investments, options, and
      futures contracts                                                     10,701
                                                                          --------
            Net assets applicable to capital shares outstanding           $737,125
                                                                          ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                              57,108
                                                                          ========
   Net asset value, redemption price, and offering price per share        $  12.91
                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $  4,809
   Interest                                                               10,150
   Securities lending (net)                                                    2
                                                                        --------
      Total income                                                        14,961
                                                                        --------
EXPENSES
   Management fees                                                         2,898
   Administration and servicing fees                                         556
   Transfer agent's fees                                                   1,376
   Custody and accounting fees                                               100
   Postage                                                                    67
   Shareholder reporting fees                                                 33
   Trustees' fees                                                              7
   Registration fees                                                          25
   Professional fees                                                          47
   Other                                                                      11
                                                                        --------
      Total expenses                                                       5,120
   Expenses reimbursed                                                    (1,411)
                                                                        --------
         Net expenses                                                      3,709
                                                                        --------
NET INVESTMENT INCOME                                                     11,252
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                        (14,481)
      Options                                                              3,119
      Futures tranactions                                                   (776)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        (65,780)
      Options                                                                239
      Futures contracts                                                      174
                                                                        --------
         Net realized and unrealized loss                                (77,505)
                                                                        --------
   Decrease in net assets resulting from operations                     $(66,253)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

38  | USAA BALANCED STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                                        11/30/2011        5/31/2011
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $ 11,252         $ 19,615
   Net realized gain (loss) on investments                                 (14,481)          41,948
   Net realized gain (loss) on options                                       3,119           (8,148)
   Net realized gain (loss) on futures transactions                           (776)           1,111
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          (65,780)          69,802
      Options                                                                  239             (649)
      Futures contracts                                                        174              133
                                                                          -------------------------
      Increase (decrease) in net assets resulting
         from operations                                                   (66,253)         123,812
                                                                          -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   (10,657)         (20,048)
                                                                          -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                89,974          199,392
   Reinvested dividends                                                     10,548           19,830
   Cost of shares redeemed                                                 (71,503)        (130,058)
                                                                          -------------------------
      Increase in net assets from capital share transactions                29,019           89,164
                                                                          -------------------------
   Net increase (decrease) in net assets                                   (47,891)         192,928
NET ASSETS
   Beginning of period                                                     785,016          592,088
                                                                          -------------------------
   End of period                                                          $737,125         $785,016
                                                                          =========================
Accumulated undistributed net investment income:
   End of period                                                          $  3,804         $  3,209
                                                                          =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                               6,798           14,937
   Shares issued for dividends reinvested                                      800            1,533
   Shares redeemed                                                          (5,425)          (9,841)
                                                                          -------------------------
      Increase in shares outstanding                                         2,173            6,629
                                                                          =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued

================================================================================

40  | USAA BALANCED STRATEGY FUND

================================================================================

       at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds,other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    5. Options are valued by a pricing service at the National Best Bid/Offer
       (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    8. Repurchase agreements are valued at cost, which approximates market value.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these

================================================================================

42  | USAA BALANCED STRATEGY FUND

================================================================================

       securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, valued based on methods discussed in Note A7.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial

================================================================================

44  | USAA BALANCED STRATEGY FUND

================================================================================

    statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2011*
    (IN THOUSANDS)

                        ASSET DERIVATIVES                  LIABILITY DERIVATIVES
------------------------------------------------------------------------------------
DERIVATIVES                                           STATEMENT OF
NOT ACCOUNTED                                         ASSETS AND
FOR AS HEDGING  STATEMENT OF ASSETS                   LIABILITIES
INSTRUMENTS     AND LIABILITIES LOCATION  FAIR VALUE  LOCATION          FAIR VALUE
------------------------------------------------------------------------------------
Equity          Purchased options; Net    $2,814**    Written options   $(2,459)**
contracts       unrealized depreciation
                of investments, options,
                and futures contracts
------------------------------------------------------------------------------------

 *For open derivative instruments as of November 30, 2011, see the portfolio of investments, which is also indicative of activity for the period ended November 30, 2011.
**Includes cumulative appreciation (depreciation) of futures and forward currency contracts as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

46  | USAA BALANCED STRATEGY FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2011 (IN THOUSANDS)

DERIVATIVES NOT                                                 CHANGE IN UNREALIZED
ACCOUNTED FOR                                                   APPRECIATION
AS HEDGING      STATEMENT OF              REALIZED GAIN (LOSS)  (DEPRECIATION)
INSTRUMENTS     OPERATIONS LOCATION       ON DERIVATIVES        ON DERIVATIVES
------------------------------------------------------------------------------------
Equity          Net realized gain (loss)       $2,343                  $413
contracts       on options and futures
                transactions/Change
                in net unrealized
                appreciation/depreciation
                of options and futures contracts
------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

48  | USAA BALANCED STRATEGY FUND

================================================================================

H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

I. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2011, the Fund did not incur any brokerage commission recapture credits.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2011, the Fund had capital loss carryovers of $55,889,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017

================================================================================

50  | USAA BALANCED STRATEGY FUND

================================================================================

and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

            CAPITAL LOSS CARRYOVERS
------------------------------------------------
EXPIRES                                BALANCE
-------                              -----------
 2017                                $24,637,000
 2018                                 31,252,000
                                     -----------
                            Total    $55,889,000
                                     ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2011, were $344,536,000 and $336,356,000, respectively.

As of November 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2011, were $50,337,000 and $41,199,000, respectively, resulting in net unrealized appreciation of $9,138,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

For the six-month period ended November 30, 2011 transactions in written call and put options* were as follows:

                                                                                  PREMIUMS
                                                          NUMBER OF               RECEIVED
                                                          CONTRACTS               (000's)
                                                          --------------------------------
Outstanding at May 31, 2011                                  2,510                $    569
Options written                                             17,840                  17,347
Options terminated in closing purchase transactions        (17,290)                (13,234)
Options expired                                             (1,040)                   (946)
                                                          --------------------------------
Outstanding at November 30, 2011                             2,020                $  3,736
                                                          ================================

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month

================================================================================

52  | USAA BALANCED STRATEGY FUND

================================================================================

period ended November 30, 2011, the Fund received securities-lending income of $2,000, which is net of the 20% income retained by Citibank. As of November 30, 2011, the Fund had no securities out on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Balanced Funds Index over the performance period. The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The performance period for the Fund consists of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                    AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------------
+/- 1.00% to 4.00%                      +/- 0.04%
+/- 4.01% to 7.00%                      +/- 0.05%
+/- 7.01% and greater                   +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $2,898,000, which included a 0.03% performance adjustment of $116,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with QS Investors LLC (QS), under which QS directs the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays QS a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that QS manages. For the six-month period ended November 30, 2011, the

================================================================================

54  | USAA BALANCED STRATEGY FUND

================================================================================

    Manager incurred subadvisory fees, paid or payable to QS, of 199,000. Effective December 7, 2011, the Manager terminated its investment subadvisory agreement with QS Investors LLC (QS).

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $556,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $11,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2012, to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2011, the Fund incurred reimbursable expenses of $1,411,000, of which $600,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,376,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

================================================================================

56  | USAA BALANCED STRATEGY FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                NOVEMBER 30,                         YEAR ENDED MAY 31,
                                ---------------------------------------------------------------------------
                                    2011          2011        2010        2009           2008          2007
                                ---------------------------------------------------------------------------
Net asset value at
  beginning of period           $  14.29      $  12.26    $  10.08    $  14.01       $  15.70      $  14.97
                                ---------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .20           .38         .47         .43            .38           .37
  Net realized and
    unrealized gain (loss)         (1.39)         2.05        2.18       (3.95)          (.96)         1.68
                                ---------------------------------------------------------------------------
Total from investment
  operations                       (1.19)         2.43        2.65       (3.52)          (.58)         2.05
                                ---------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.19)         (.40)       (.47)       (.41)          (.38)         (.38)
  Realized capital gains               -             -           -        (.00)(a)       (.73)         (.94)
                                ---------------------------------------------------------------------------
Total distributions                 (.19)         (.40)       (.47)       (.41)         (1.11)        (1.32)
                                ---------------------------------------------------------------------------
Net asset value at end
  of period                     $  12.91      $  14.29    $  12.26    $  10.08       $  14.01      $  15.70
                                ===========================================================================
Total return (%)*                  (8.34)        20.21       26.63      (25.13)         (3.82)        14.28(b)
Net assets at end
  of period (000)               $737,125      $785,016    $592,088    $449,984       $622,186      $661,780
Ratios to average
  net assets:**
  Expenses (%)(d)                   1.00(c)       1.00        1.00        1.00           1.00          1.00(b)
  Expenses, excluding
    reimbursements (%)(d)           1.38(c)       1.36        1.38        1.42           1.26          1.26(b)
  Net investment income (%)         3.04(c)       2.92        3.95        4.12           2.61          2.46
Portfolio turnover (%)                47           145         110         115            185(e)        179

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were $741,350,000.
(a) Represents less than $0.01 per share.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                    (.00%)(+)     (.00%)(+)   (.00%)(+)   (.00%)(+)      (.00%)(+)     (.01%)
    (+)  Represents less than 0.01% of average net assets.
(e) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

58  | USAA BALANCED STRATEGY FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING               ENDING                DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE            JUNE 1, 2011 -
                                   JUNE 1, 2011        NOVEMBER 30, 2011        NOVEMBER 30, 2011
                                  ---------------------------------------------------------------
Actual                               $1,000.00            $  916.55                   $4.79

Hypothetical
  (5% return before expenses)         1,000.00             1,020.00                    5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (8.34)% for the six-month period of June 1, 2011, through November 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   27006-0112                                (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.